OPERATION, MAINTENANCE AND TELECOMMUNICATION SERVICE EXPENSES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
OPERATION, MAINTENANCE AND TELECOMMUNICATION SERVICE EXPENSES
Operation and maintenance		Rp 19,929	Rp 17,047	Rp 15,129
Radio frequency usage charges (Note 33c.i)		4,276	3,687	3,626
Cost of IT services		2,648	1,563	882
Leased lines and CPE		2,607	2,578	1,913
Concession fees and USO charges		2,249	2,217	2,230
Cost of sales of handset (Note 7)		1,544	1,481	1,493
Electricity, gas and water		1,037	960	1,014
Cost of SIM cards and vouchers (Note 7)		914	624	444
Tower leases		472	322	646
Vehicles rental and supporting facilities		301	367	296
Insurance		294	256	312
Other		332	161	131
Total	$ 2,698	Rp 36,603	Rp 31,263	Rp 28,116